DIVESTMENTS AND ASSETS HELD FOR SALE - Narrative (Details) € in Millions, $ in Millions			6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash disposed			$ (2)	$ 0
AMTPR | Disposal group, disposed of by sale, not discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received | €		€ 30
Consideration transferred, net of cash disposed	$ 33
Cash disposed	2
Gain on disposal	36		36
Gain on disposal of investment net of loss on settlement of intra-group loans	30
Loss on settlement of intra-group loans	6
Reclassification of foreign exchange	$ 7		$ 7